Other non-current liabilities (Tables)	18 Months Ended
Oct. 31, 2018
Other non-current liabilities [Abstract]
Other Non-Current Liabilities
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Accruals		58,011		4,191
		58,011		4,191